Recent Accounting Pronouncements and Significant Accounting Policies, Assets Held for Sale (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Assets Held for Sale [Abstract]
Transfer of disposal group asset is expected to qualify for recognition period	1 year
Container Vessels [Member] | Discontinued Operations [Member]
Assets Held for Sale [Abstract]
Impairment charge		$ 339	$ 17,434